ENTITY-WIDE DISCLOSURES - Schedule of Group's Revenue From External Customers That Are Divided Into Geographical Areas (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from External Customers	$ 57,710,204	$ 23,422,623	$ 30,862,476
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from External Customers	37,484,524	11,594,344	11,732,218
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from External Customers	$ 20,225,680	$ 11,828,279	$ 19,130,258